Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt - Schedule of Long - Term Debt (Table)

Facilities	December 31, 2021	December 31, 2020
Sinopac Credit Facility (a)	$11,580	$—
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (b)	132,000	—
Deutsche Credit Facility (c)	49,345	—
HCOB Credit Facility (d)	56,844	—
CACIB, Bank Sinopac, CTBC Credit Facility (e)	49,150	—
New Hayfin Credit Facility (f)	204,129	—
Chailease Credit Facility (g)	5,568	7,596
2024 Notes (h)	117,520	59,819
Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (i)	213,200	238,000
Blue Ocean Junior Credit Facility (i, j)	26,205	38,500
Hellenic Bank Credit Facility (k)	41,700	49,700
Deutsche, First-Citizens & Trust Company, HCOB, Entrust, Blue Ocean Credit Facility (l)	—	149,055
Hayfin Credit Facility (m)	—	5,833
	$907,241	$548,503
2022 Notes (n)	233,436	322,723
Less redemptions and repurchases (n)	(233,436)	(89,287)
2022 Notes (n)	$—	$233,436
Total credit facilities	$907,241	$781,939
Sale and Leaseback Agreement CMBFL – $120,000 (o)	115,238	—
Sale and Leaseback Agreement CMBFL – $54,000 (p)	49,950	—
Sale and Leaseback Agreement – Neptune $14,735 (q)	13,147	—
Total Sale and Leaseback Agreements	$178,335	$—
Total borrowings	$1,085,576	$781,939
Less: Current portion of 2022 Notes (n)	—	(26,240)
Less: Current portion of long-term debt	(153,641)	(50,441)
Less: Current portion of Sale and Leaseback Agreements (o,p,q)	(36,675)	—
Less: Original issue discount of 2022 Notes (n)	—	(1,133)
Plus/(Less): Original issue premium/(discount) of 2024 Notes (h)	1,588	(147)
Less: Deferred financing costs (s)	(16,714)	(11,203)
Non-current portion of Long-Term Debt	$880,134	$692,775

Long-Term Debt - Repayment Schedule (Table)

Payment due by year ended	Amount
December 31, 2022	190,316
December 31, 2023	153,572
December 31, 2024	274,940
December 31, 2025	92,968
December 31, 2026	316,175
December 31, 2027 and thereafter	57,605
$1,085,576

Long-Term Debt - Schedule of Deferred Financing Costs (Table)

	December 31, 2021	December 31, 2020
Opening balance	$11,203	$14,095
Expenditure in the period	13,790	1,193
Amortization included within interest expense	(8,279)	(4,085)
Closing balance	$16,714	$11,203